RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Related Party Transactions [Abstract]
Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable [Table Text Block]
	January 31, 2023	January 31, 2022
	$	$
Due to the President and CEO	2,043,019	8,172,075
Lease liabilities due to a company controlled by the CEO	8,953,425	9,279,123
Lease liabilities due to SDP Development	-	412,093
Due to the CFO of the Company	692	360
	10,997,136	17,863,651

January 31, 2021
$
Due to the President and CEO	14,369,004
Lease liabilities due to a company controlled by the CEO	9,539,744
Lease liabilities due to SDP Development	589,328
Due to the CFO of the Company	527
24,498,603

Schedule of transactions with related parties including key management personnel [Table Text Block]
	2023	2022
	$	$
Consulting fees paid to a director	125,000	240,000
Amounts paid to CEO or companies controlled by CEO for leases	1,239,090	1,203,000
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	6,584,146	7,162,500
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	267,119
Salary paid to directors and officers	398,950	496,807
Share based compensation including warrants and stock options for directors and officers	153,426	251,333
Lease payments made to SDP Development	-	209,176
	8,700,612	9,829,935

January 31, 2021
$
Consulting fees paid to a director	-
Amounts paid to CEO or companies controlled by CEO	10,368,616
Salary paid to directors and officers	499,710
Share compensation for directors and officers	360,610
Convertible debenture interest paid to directors and officers	18,346
Lease payments made to SDP Development	228,192
11,475,474